CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Preferred Stock Class B	Preferred Stock Class C	Preferred Stock Class D	Preferred Stock Class A	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest	Preferred Stock Class E
Balance, shares at Dec. 31, 2020		408			60,000,000	33,075,711
Balance, amount at Dec. 31, 2020	$ (3,198,176)	$ 0	$ 0	$ 0	$ 6,000	$ 3,308	$ 78,132,202	$ (80,785,887)	$ (553,799)	$ 0
Conversion of preferred shares, shares		(360)			(3,646,985)	10,913,576
Conversion of preferred shares, amount	282	$ 0			$ (365)	$ 1,091	(444)
Issuance of common shares for services, shares						335,106
Issuance of common shares for services, amount	95,008					$ 34	94,974
Issuance of common shares for services previously accrued, shares						87,776
Issuance of common shares for services previously accrued, amount	51,275					$ 9	51,266
Issuance of common shares for cash, shares						4,210,577
Issuance of common shares for cash, amount	540,899					$ 421	540,478			0
Net loss	(5,373,015)
Issuance of common shares for acquisition, shares						168,350
Issuance of common shares for acquisition, amount	414,151					$ 17	414,134
Issuance of common shares for principal and accrued interest on notes, shares						2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157					$ 255	3,444,902
Issuance of preferred shares for cash, amount	2,760,000		$ 0	$ 0		$ 0	2,760,000			0
Warrants converted to common shares, shares						5,700,000
Warrants converted to common shares, amount	416,446					$ 570	415,876
Rounding adjustment in connection with 201evere split, shares						1,744,343
Rounding adjustment in connection with 201evere split, amount	174					$ 174
Issuance of preferred shares for cash, shares			760	2,000
Net loss	(5,763,947)								(390,932)
Balance, shares at Dec. 31, 2021		48	760	2,000	56,353,015	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 0	$ 0	$ 0	$ 5,635	$ 5,879	85,853,388	(86,158,902)	(944,731)	0
Conversion of preferred shares, shares					(114,117)	2,852,925
Conversion of preferred shares, amount	0				$ (11)	$ 285	(274)
Issuance of common shares for services, amount	240,000					$ 150	239,850
Rounding adjustment in connection with 201evere split	0
Warrants converted to common shares	0
Rounding adjustment in connection with reverse split	0
Net loss	(1,497,773)							(1,422,463)	(75,310)
Issuance of common shares for services, shares						1,500,000
Issuance of common shares for services previously accrued	0
Issuance of common shares for cash, shares						6,632,390
Issuance of common shares for cash, amount	499,272					$ 663	498,609
Issuance of common shares for acquisition	0
Balance, shares at Mar. 31, 2022		48	760		56,238,898	69,771,239
Balance, amount at Mar. 31, 2022	(4,397,233)	$ 0	$ 0		$ 5,624	$ 6,977	84,191,573	(87,581,365)	(1,020,041)
Balance, shares at Dec. 31, 2021		48	760	2,000	56,353,015	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 0	$ 0	$ 0	$ 5,635	$ 5,879	85,853,388	(86,158,902)	(944,731)	0
Net loss	(4,749,073)
Net loss	(4,950,262)
Balance, shares at Jun. 30, 2022			282		56,108,617	89,940,121
Balance, amount at Jun. 30, 2022	(4,099,791)	$ 0	$ 0		$ 5,611	$ 8,994	86,593,884	(91,069,111)	360,831
Balance, shares at Dec. 31, 2021		48	760	2,000	56,353,015	58,785,924
Balance, amount at Dec. 31, 2021	(1,238,731)	$ 0	$ 0	$ 0	$ 5,635	$ 5,879	85,853,388	(86,158,902)	(944,731)	0
Conversion of preferred shares, shares		(48)	(741)		(627,034)	25,811,204
Conversion of preferred shares, amount	0	$ 0	$ 0		$ (62)	$ 2,581	(2,519)
Issuance of common shares for cash, shares						10,289,423
Issuance of common shares for cash, amount	767,233					$ 1,029	766,204
Net loss	(8,852,677)
Issuance of preferred shares for cash, amount	1,830,000					$ 0	1,830,000			$ 0
Issuance of preferred shares for cash, shares										1,920
Net loss	(9,202,533)							(8,852,677)	(349,856)
Issuance of common shares for convertible note, shares						672,830
Issuance of common shares for convertible note, amount	45,277					$ 67	45,210
Accrued preferred stock dividends	(224,760)			$ 0				(224,760)		$ 0
Effect of acquisition on non-controlling interest	1,506,751								1,506,751
Issuance of preferred shares, shares					20,000,000
Issuance of preferred shares, amount	2,000				$ 2,000
Issuance of common shares for services and closing costs, shares						14,881,508
Issuance of common shares for services and closing costs, amount	1,502,513					$ 1,488	1,510,025
Issuance of common shares related to debt issuance, shares						2,620,545
Issuance of common shares related to debt issuance, amount	0					$ 262	(262)			$ 0
Issuance of common shares for investment, shares						1,066,477
Issuance of common shares for investment, amount	134,376					$ 107	134,269
Balance, shares at Dec. 31, 2022			19	2,000	75,725,981	114,127,911				1,920
Balance, amount at Dec. 31, 2022	(4,877,874)	$ 0	$ 0	$ 0	$ 7,573	$ 11,413	90,127,315	(95,236,339)	212,164
Balance, shares at Mar. 31, 2022		48	760		56,238,898	69,771,239
Balance, amount at Mar. 31, 2022	(4,397,233)	$ 0	$ 0		$ 5,624	$ 6,977	84,191,573	(87,581,365)	(1,020,041)
Conversion of preferred shares, shares		(48)	(478)		(130,281)	9,870,052
Conversion of preferred shares, amount	0	$ 0	$ 0		$ (13)	$ 987	(974)
Net loss	(3,326,610)							(3,326,610)	(125,879)
Issuance of preferred shares for cash, amount	1,488,000					$ 0	1,488,000
Issuance of common shares for services, shares						9,626,000
Net loss	(3,452,489)
Issuance of common shares for services and closing costs, amount	871,038					$ 963	870,075
Issuance of common shares for convertible note, shares						672,830
Issuance of common shares for convertible note, amount	45,277					$ 67	45,210
Accrued preferred stock dividends	(161,136)		$ 0					(161,136)
Effect of acquisition on non-controlling interest	1,506,751								1,506,751
Balance, shares at Jun. 30, 2022			282		56,108,617	89,940,121
Balance, amount at Jun. 30, 2022	(4,099,791)	0	$ 0		$ 5,611	$ 8,994	86,593,884	(91,069,111)	360,831
Balance, shares at Dec. 31, 2022			19	2,000	75,725,981	114,127,911				1,920
Balance, amount at Dec. 31, 2022	(4,877,874)	0	$ 0	$ 0	$ 7,573	$ 11,413	90,127,315	(95,236,339)	212,164
Conversion of preferred shares, shares			(52)		(436,000)	14,358,648
Conversion of preferred shares, amount	120,000		$ 0		$ (44)	$ 1,436	118,608
Net loss	(2,420,596)							(2,186,692)	(233,904)
Issuance of common shares for principal and accrued interest on notes, shares						1,512,882
Issuance of common shares for principal and accrued interest on notes, amount	176,402					$ 151	176,251
Issuance of preferred shares for cash, amount	100,000		$ 0				100,000
Issuance of common shares for cash, shares						1,461,503
Issuance of common shares for cash, amount	38,077					$ 146	37,931
Issuance of preferred shares for cash, shares			34
Issuance of common shares for services and closing costs, amount	0					$ 0
Accrued preferred stock dividends	(71,240)							(71,240)
Issuance of preferred shares, shares					4,474,018
Issuance of preferred shares, amount	0				$ 447		(447)
Issuance of common shares for acquisition expenses, shares						633,647
Issuance of common shares for acquisition expenses, amount	36,118					$ 63	36,055
Balance, shares at Mar. 31, 2023			1		79,763,999	132,094,591
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 0		$ 7,976	$ 13,209	86,365,713	(97,494,271)	(21,740)
Balance, shares at Dec. 31, 2022			19	2,000	75,725,981	114,127,911				1,920
Balance, amount at Dec. 31, 2022	(4,877,874)	0	$ 0	$ 0	$ 7,573	$ 11,413	90,127,315	(95,236,339)	212,164
Net loss	(3,526,593)
Net loss	(3,765,520)
Balance, shares at Jun. 30, 2023						1,740,939,685
Balance, amount at Jun. 30, 2023	(12,271,657)	0	$ 0		$ 0	$ 174,094	86,478,514	(98,897,502)	(26,763)
Balance, shares at Mar. 31, 2023			1		79,763,999	132,094,591
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 0		$ 7,976	$ 13,209	86,365,713	(97,494,271)	(21,740)
Conversion of preferred shares, shares					(79,763,999)	1,603,850,690
Conversion of preferred shares, amount	180,000				$ (7,976)	$ 160,385	27,591
Net loss	(1,339,901)							(1,339,901)	(5,023)
Issuance of common shares for cash, shares						4,994,404
Issuance of common shares for cash, amount	85,710					$ 500	85,210
Net loss	(1,344,924)
Accrued preferred stock dividends	(63,330)		$ 0					(63,330)
Accrued preferred stock dividends, shares			(1)
Balance, shares at Jun. 30, 2023						1,740,939,685
Balance, amount at Jun. 30, 2023	$ (12,271,657)	$ 0	$ 0		$ 0	$ 174,094	$ 86,478,514	$ (98,897,502)	$ (26,763)